SIGNIFICANT ACCOUNTING POLICIES (Summary of Option Fair Value Assumptions) (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			0.58%
Expected life (in years)			2 years
Expected volatility			39.56%
Expected dividend yield			0.00%